Related Party Disclosures - Compensation of Key Management Personnel (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 5,935	¥ 39,703	¥ 40,831	¥ 31,975
Contribution to defined contribution plans	50	335	385	415
Cost of share-based payment			1,294	4,387
Total	$ 5,985	¥ 40,038	¥ 42,510	¥ 36,777